Equity (Equity Issuances and Repurchases) (Details) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Stockholders' Equity Attributable to Parent [Abstract]
Shares outstanding at beginning of period		427,580,232
Shares issued	427,580,232	818,570
Shares repurchased	0	0
Shares outstanding at end of period	427,580,232	428,398,802